INVESTMENTS	12 Months Ended
Dec. 31, 2025
AbbVie Savings Plan
INVESTMENTS
INVESTMENTS

NOTE C – INVESTMENTS

A summary of AbbVie common share data as of December 31, is presented below:

	2025	2024
AbbVie common shares, 11,638,215 and 12,340,181 shares, respectively, (dollars in thousands)	$2,659,216	$2,192,850
Market value per share	$228.49	$177.70

In general, the investments provided by the Plan are exposed to various risks, such as interest rate, credit and overall market volatility risks. Due to the level of risk associated with certain investment securities, it is reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect participant accounts and the amounts reported in the statements of net assets available for benefits.

AbbVie Puerto Rico Savings Plan
INVESTMENTS
INVESTMENTS

NOTE C - INVESTMENTS

A summary of AbbVie common share data as of December 31, is presented below:

	2025	2024
AbbVie common shares, 1,228,784 and 1,290,504 shares, respectively (dollars in thousands)	$280,765	$229,322
Market value per share	$228.49	$177.70

In general, the investments provided by the Plan are exposed to various risks, such as interest rate, credit and overall market volatility risks. Due to the level of risk associated with certain investment securities, it is reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect participant accounts and the amounts reported in the statements of net assets available for benefits.